RELATED PARTY TRANSACTIONS - Additional Information (Details)	12 Months Ended
Jun. 30, 2021
Hollycon [Member]
Related Party Transaction [Line Items]
Lessor Operating Lease Term Of Contracts	1 year
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Lessor Operating Lease Term Of Contracts	1 year